Notes Payable and Trade Payable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Notes Payable and Trade Payable

	December 31
	2021	2020
Notes payable	$366	$254
Trade payables	52,892	29,616
	$53,258	$29,870